Finance Costs	6 Months Ended
Jun. 30, 2023
Finance Costs [Abstract]
Finance Costs	FINANCE COSTS

	Six months ended June 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Interest on lease liabilities	609	172
Collaboration interest-bearing advanced funding	9,689	2,515
Total	10,298	2,687